Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition
Revenue Recognition

Note 8 - Revenue Recognition

Revenue Recognition

The Company enters into contracts for the development, hosting, operations, maintenance, and service of games and contests that are hosted by the Company and accessed through the customer’s website or other electronic media. This generally results in revenue from developing, hosting, and maintaining software for customers (cloud-hosted SaaS) or licensing revenue for the development of software.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time.

Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services. The Company’s performance obligations are satisfied either over time (for cloud-hosted SaaS) or at a point in time (for software licenses).

Other items relating to charges collected from customers include reimbursable expenses. Charges collected from customers as part of the Company’s sales transactions are included in revenues and the associated costs are included in cost of revenues.

Nature of Products and Services

Software License

The Company’s software license allows the customer to take the software on premise. Electronic transfer of software licenses are recognized upon transfer of control, which is considered to occur when it is provided to the customer, resulting in revenue being recognized after the software has been delivered. Payments are due 30 days after being invoiced.

Software as-a-Service (“Saas”)

SaaS arrangements are highly integrated services of development and hosting that grant customers the right to access the software. Updates are generally made available throughout the entire term of the arrangement, which is generally the length of a league season or a single event period. The Company provides a stand-ready obligation that includes an online library and technical support resources in these SaaS arrangements, which constitute a single, combined performance obligation, and revenue is recognized over the term of the service. Invoicing generally reflects two milestone payment terms.

Revenues by Category

The Company combines its revenue into two categories, as follows:

	Six months ended June 30
	2021	2020
Software license	$—	$90,600
Software-as-a-service and other	1,631,966	1,259,225

	$1,631,966	$1,349,825

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract advanced billings on the Company’s consolidated balance sheet. The Company has an enforceable right to payment upon invoicing and records deferred revenue when revenue is recognized subsequent to invoicing. The Company recognizes unbilled revenue when revenue is recognized prior to invoicing.

The Company recognizes contract assets related to direct costs incurred to fulfill the contracts. These costs are primarily labor costs associated with the development of the software. The Company defers these costs and amortizes labor costs into cost of revenue over the period revenue is recognized.

The activity in contract assets as of June 30, 2021 and December 31, 2020 are as follows:

Balance as of December 31, 2020	$275,337

Labor costs expensed	(392,321)
Labor costs deferred	207,576

Balance as of June 30, 2021	$90,592

The Company’s assets and liabilities related to its contracts with customers were as follows:

	June 30	December 31
	2021	2020

Accounts receivable	$368,371	$324,302
Unbilled revenue (reported in accounts receivable)	131,178	31,610
Contract assets	90,592	275,337
Deferred revenue	(120,611)	(406,508)

During the six months ended June 30, 2021, the Company recognized all revenue that was included in deferred revenue at the beginning of the period. All other activity in deferred revenue is due to the timing of invoices in relation to the timing of revenue.

Contracted but unsatisfied performance obligations were approximately $2,371,619 as of June 30, 2021, of which the Company expects to recognize in revenue over the next 12 months. During the six months endedJune 30, 2021 and 2020, no revenue was recognized from performance obligations satisfied in previous periods.

Note 2 - Revenue Recognition

Nature of Products and Services

Software License

The Company's software license allows the customer to take the software on premise. Electronic transfer of software licenses are recognized upon transfer of control, which is considered to occur when it is provided to the customer, resulting in revenue being recognized after the software has been delivered. Payments are due 30 days after being invoiced.

Software as-a-Service

SaaS arrangements are highly integrated services of development and hosting that grant customers the right to access the software. Updates are generally made available throughout the entire term of the arrangement, which is generally the length of a league season or single event period. The Company provides a stand-ready obligation that includes an online library and technical support resources in these SaaS arrangements, which constitute a single, combined performance obligation, and revenue is recognized over the term of the service. Invoicing generally reflects two milestone payment terms. Other revenues related to the lead generation software the Company is developing are immaterial.

Revenues by Category

The Company combines its revenue into two categories, as follows:

	2020	2019

Software license	$142,600	$587,750
Software-as-a-service and other	2,136,214	1,793,987

Total	$2,278,814	$2,381,737

Significant Judgments

The Company's lone license contract contains promises to transfer multiple products to the customer. Judgment is required to determine whether each product is considered to be a distinct performance obligation that should be accounted for separately under the contract. The Company allocates the transaction price to the distinct performance obligations based on relative standalone selling price (SSP) such as the prices charged to customers on a standalone basis, contractually stated prices, and other entity specific factors or by using information such as market conditions and other observable inputs. The Company estimates SSP by maximizing use of observable prices such as contractually stated prices.

Determining whether licenses are distinct performance obligations that should be accounted for separately, or not distinct and thus accounted for together, requires significant judgment. In some arrangements, such as the Company's license arrangements, the Company has concluded that the individual licenses are distinct from each other. In others, like the Company's SaaS arrangements, the software development and final product are not distinct from each other because they are highly integrated and therefore the Company has concluded that these promised goods are a single, combined performance obligation.

If a group of agreements are so closely related that they are, in effect, part of a single arrangement, such agreements are deemed to be one arrangement for revenue recognition purposes. The Company exercises significant judgment to evaluate the relevant facts and circumstances in determining whether the separate agreements should be accounted for separately or as, in substance, a single arrangement. The Company's judgments about whether a group of contracts comprise a single arrangement can affect the allocation of consideration to the distinct performance obligations, which could have an effect on results of operations for the periods involved.

The Company is required to estimate the total consideration expected to be received from contracts with customers. In limited circumstances, the consideration expected to be received is fixed based on the specific terms of the contract or based on the Company's expectations of the term of the contract. Generally, the Company has not experienced significant returns from or refunds to customers. These estimates require significant judgment and the change in these estimates could have an effect on its results of operations during the periods involved.

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract advanced billings on the Company's consolidated balance sheet. The Company has an enforceable right to payment upon invoicing and records deferred revenue when revenue is recognized subsequent to invoicing. The Company recognizes unbilled revenue when revenue is recognized prior to invoicing.

The Company recognizes contract assets related to direct costs incurred to fulfill the contracts. These costs are primarily labor costs associated with the development of the software. The Company defers these costs and amortizes them into cost of revenue over the period revenue is recognized.

The activity in the contract assets for the years ending December 31, 2020 and 2019, are as follows:

Amount

Balance as of January 1, 2019	$144,364

Labor costs expensed	(298,866)
Labor costs deferred	350,018

Balance as of December 31, 2019	195,516

Labor costs expensed	(391,423)
Labor costs deferred	471,244

Balance as of December 31, 2020	$275,337

The Company's assets and liabilities related to its contracts with customers were as follows:

	December 31,	December 31,	January 1,
	2020	2019	2019

Accounts receivable	$324,302	$730,890	$685,111
Unbilled revenue (reported in accounts receivable)	31,610	183,002	256,252
Contract assets	275,337	195,516	144,364
Deferred revenue	(406,508)	(816,672)	(466,045)

During the years ended December 31, 2020 and 2019, the Company recognized all of the revenue that was included in deferred revenue at the beginning of the period. All other activity in contract advanced billing is due to the timing of invoices in relation to the timing of revenue as described above.

Contracted but unsatisfied performance obligations were approximately $1,610,473 as of December 31, 2020, of which the Company expects to recognize in revenue over the next 12 months. During the years ended
December 31, 2020 and 2019, no revenue was recognized from performance obligations satisfied in previous periods.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's products and services, and not to facilitate financing arrangements.